Cover	Jan. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2023
Entity File Number	000-55504
Entity Registrant Name	UAS Drone Corp.
Entity Central Index Key	0001638911
Entity Tax Identification Number	47-3052410
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10 Ha’Rimon Street
Entity Address, Address Line Two	Mevo Carmel
Entity Address, City or Town	Science and Industry Park
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069203
City Area Code	011 972
Local Phone Number	4 812 4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true